SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 40,708
2028	27,963
2029	20,937
2030	20,937
2031	20,937
Thereafter	448,409
Intangible assets, net	$ 579,891	$ 1,748,755